Financial assets and financial liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,800,775	R$ 1,882,901
Lease liabilities	874,569	769,525	R$ 714,085	R$ 447,703
Accounts payable to selling shareholders	566,867	528,678
Total	3,242,211	3,243,280
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	108,222	71,482
Loans and financing	1,800,775	1,882,901
Lease liabilities	874,569	769,525
Accounts payable to selling shareholders	566,867	528,678
Lease liabilities		62,176
Total	3,350,433	3,314,762
Current	678,370	573,030
Non-current	R$ 2,672,063	R$ 2,741,732